CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income (loss)	$ 10,871,851	$ (12,851,383)	$ (162,043,234)
Adjustments to reconcile net income (loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	15,158,240	15,705,383	16,544,668
Loss from equity in affiliates	9,070	78,634	216,017
Provision for allowance for doubtful accounts	5,530,843	1,892,838	4,399,176
Share-based compensation	3,596,679	4,058,362	3,524,864
Unrealized loss (gain) on marketable securities	(951,545)	606,635	(911,873)
Goodwill impairment	0	0	41,222,971
Non-cash lease expenses	7,565,795
Interest expenses	1,007,354
Others	279,277	148,593	681,343
Changes in operating assets and liabilities:
Accounts receivable	(52,118,453)	(29,397,718)	(21,439,538)
Contract assets	1,306,017	(698,266)	2,688,194
Customer deposits	(46,550,954)	26,142,133	3,456,913
Amounts due from related parties	(2,978,490)	(2,617,571)	3,804,706
Right-of-use assets	2,611,584
Prepaid expenses and other current assets	2,523,380	2,490,172	(1,201,142)
Other non-current assets	812,153	(211,771)	69,531
Accounts payable	719,056	(2,061,870)	1,226,158
Accrued payroll and welfare expenses	2,156,113	(6,198,911)	(5,152,301)
Income tax payable	(1,340,282)	(5,139,469)	(3,068,915)
Other tax payable	7,167,867	1,061,293	(5,571,572)
Amounts due to related parties	929,584	384,323	1,511,521
Lease liabilities, current	(1,219,464)
Other current liabilities and accrued expenses	60,209,745	9,944,590	20,269,099
Deferred tax assets	12,171,774	1,569,233	(22,152,629)
Deferred tax liabilities	(3,029,113)	(3,212,929)	(2,242,038)
Lease liabilities, non-current	(6,742,065)
Net cash provided by/(used in) operating activities	19,696,016	1,692,301	(124,168,081)
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(7,968,925)	(946,967)	(2,526,921)
Cash paid for business acquisitions, net of cash acquired			(5,878,393)
Proceeds from disposal of property and equipment	2,407,734	1,753,131	293,704
Net cash provided by/(used in) investing activities	(5,561,191)	806,164	(8,111,610)
Financing activities:
Repayment of loans to related parties			(1,862,593)
Proceeds from exercise of options	69,214
Prepayment for acquisition of non-controlling interest of subsidiary	(28,669)
Net cash provided by /(used in) financing activities	40,545		(1,862,593)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,426,744)	(6,539,685)	11,109,296
Net increase/(decrease) in cash, cash equivalents and restricted cash	11,748,626	(4,041,220)	(123,032,988)
Cash, cash equivalents and restricted cash at the beginning of the year	147,263,466	151,304,686	274,337,674
Cash, cash equivalents and restricted cash at the end of the year	159,012,092	147,263,466	151,304,686
Supplemental disclosure of cash flow information:
Income taxes paid	386,563	3,088,070	10,256,545
Non-cash information on lease liabilities arising from obtaining right-of-use assets	4,052,129
Non-cash investing and financing activities:
Additional paid in capital decreased in connection with business acquisition	(100,583)
Non-controlling interest recognized in connection with business acquisition	100,583		59,595
Reconciliation to amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 159,012,092	$ 147,263,466	$ 151,304,686